UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     May 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $815,472 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4    14822     8360 PRN      SOLE                     8360        0     8360
ALZA CORP                      SDCV 7/2         02261WAB5     5955     6985 PRN      SOLE                     6985        0     6985
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    27320    27475 PRN      SOLE                    27475        0    27475
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    28175    25300 PRN      SOLE                    25300        0    25300
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     5840     5775 SH       SOLE                     5775        0     5775
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0   124935   122947 PRN      SOLE                   122947        0   122947
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    20483    12635 PRN      SOLE                    12635        0    12635
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     4678     2881 PRN      SOLE                     2881        0     2881
CSX CORP                       DBCV 10/3        126408GA5     6459     2315 PRN      SOLE                     2315        0     2315
DANAHER CORP DEL               NOTE 1/2         235851AF9    14265     9510 PRN      SOLE                     9510        0     9510
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    18211    14283 PRN      SOLE                    14283        0    14283
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    37754    22732 PRN      SOLE                    22732        0    22732
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    22560    21930 PRN      SOLE                    21930        0    21930
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8    14528    11365 PRN      SOLE                    11365        0    11365
INTEL CORP                     SDCV 2.950%12/1  458140AD2    28566    27535 PRN      SOLE                    27535        0    27535
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7    11224    10640 PRN      SOLE                    10640        0    10640
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    96299    95638 PRN      SOLE                    95638        0    95638
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8    27691    26690 PRN      SOLE                    26690        0    26690
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    12692    10890 PRN      SOLE                    10890        0    10890
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    15722    15745 PRN      SOLE                    15745        0    15745
NASDAQ OMX GROUP INC           NOTE 2.500% 8/1  631103AA6    72398    72894 PRN      SOLE                    72894        0    72894
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    20312    14980 PRN      SOLE                    14980        0    14980
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     6089     4955 PRN      SOLE                     4955        0     4955
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7    11068    11000 PRN      SOLE                    11000        0    11000
PROLOGIS                       NOTE 1.875%11/1  743410AR3     8770     8785 PRN      SOLE                     8785        0     8785
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     7753     7725 PRN      SOLE                     7725        0     7725
PROLOGIS                       NOTE 3.250% 3/1  743410AY8     7991     6800 PRN      SOLE                     6800        0     6800
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     6409     5300 PRN      SOLE                     5300        0     5300
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    17391    15200 PRN      SOLE                    15200        0    15200
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    16676     7725 PRN      SOLE                     7725        0     7725
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    71740    72599 PRN      SOLE                    72599        0    72599
US BANCORP DEL                 DBCV 9/2         902973AQ9     4848     4909 PRN      SOLE                     4909        0     4909
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     5030     4435 PRN      SOLE                     4435        0     4435
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7    11408    11090 PRN      SOLE                    11090        0    11090
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     9410     9090 SH       SOLE                     9090        0     9090
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